Revenue - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 10,756	$ 9,065
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(543)	(547)
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,619	5,542
Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,619
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,137	3,523
Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,137
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(543)	(547)
Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,829	5,035
Copper | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,829	5,035
Copper | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,007	2,926
Zinc | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	324	183
Zinc | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,683	2,743
Silver | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	987	592
Silver | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	130	89
Silver | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	857	503
Lead | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	494	422
Lead | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15	1
Lead | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	479	421
Molybdenum | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	260	186
Molybdenum | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	260	186
Molybdenum | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Germanium | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	207	73
Germanium | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Germanium | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	207	73
Gold | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	189	104
Gold | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61	48
Gold | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128	56
Fertilizers and other | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	326	274
Fertilizers and other | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Fertilizers and other | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 326	$ 274